Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss carried forward	$ 3,412,338	$ 2,386,069
Valuation reserve	(3,412,338)	(2,386,069)
Deferred tax assets, non-current